INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
13.	INCOME TAXES

The current and deferred components of income tax (benefit) expense were as follows:

	For the year ended December 31,
	2011	2012	2013

Current
- PRC	$808	$3,865	$2,969
- Others	1,151	1,112	(78)

- Total current income taxes	1,959	4,977	2,891

Deferred
- PRC	(983)	(122)	(1,257)
- Others	(657)	(485)	(378)

- Total deferred income taxes	(1,640)	(607)	(1,635)

Total income tax expense	$319	$4,370	$1,256

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to taxation in its country of incorporation.

United States

iSoftStone Inc. and iSS-LLC are incorporated in the United States and are subject to the U.S. federal income taxes at gradual tax rates from 15% to 39%.

Germany

iSS-Germany is incorporated in Germany and is subject to Germany income taxes at 15%.

United Kingdom

iSS-UK is incorporated in United Kingdom and is subject to United Kingdom income taxes at gradual tax rates from 20% to 26%.

Canada

iSoftStone-Canada and Abovenet are incorporated in Canada and are subject to Canadian income taxes at gradual tax rates at 26.5%.

Japan

iSoftStone Japan is incorporated in Japan and is subject to Japanese income taxes around 42%.

Korea

iSoftStone Korea is established in Korea and is subject to Korea income taxes at 13%.

Hong Kong

iSoftStone HK is established in Hong Kong and is subject to Hong Kong profit taxes at 16.5%.

Taiwan

iSoftStone Hong Kong Limited Taiwan Branch is established in Taiwan, and is subject to Taiwan income taxes at 17%.

PRC

The Group’s PRC entities are subject to the Enterprise Income Tax (“EIT”) Law effective on January 1, 2008 which adopted a uniform EIT rate of 25% for all PRC enterprises including foreign-invested enterprises. Under the law, an enterprise qualified as a high and new technology enterprise (“HNTE”) is entitled to a preferential income tax rate of 15%.

Various entities of the Group enjoyed certain preferential tax rates as follows:

iSoftStone WFOE was qualified as HNTE in 2008 and entitled to a three-year exemption starting from 2006 to 2008 followed by a reduced income tax rate of 7.5% for the subsequent three years from 2009 to 2011. iSoftStone WFOE has renewed its qualification certificate of HNTE in 2011 and is eligible to an income tax rate of 15% for the next three years from 2012. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group has assumed its qualifying entities will continue to renew the HNTE status. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax assets balance would increase by $1,190 as of December 31, 2013, which would be an increase to the income tax benefit.

Shanghai Kangshi obtained the qualification certificate of HNTE in 2008 and was eligible to enjoy a preferential tax rate of 15% as long as it maintains its qualification as a HNTE.

iSoftStone Wuxi qualified as “software enterprise” and enjoyed a reduced income tax rate of 12.5% for the three years from 2010 to 2012. In addition, iSoftStone Wuxi was approved as a key software enterprise from 2010 to 2012 and was entitled to a preferential income tax rate of 10% from 2010 to 2012. iSoftStone Wuxi obtained the qualification certificate of HNTE in 2013 and is eligible to enjoy a preferential tax rate of 15% from 2013 to 2015.

iSoftStone Tianjin qualified as “software enterprise” and enjoyed two-year income tax exemptions starting from 2010 to 2011, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2012 to 2014. In addition, iSoftStone Tianjin was approved as a key software enterprise from 2012 to 2014 and was entitled to a preferential income tax rate of 10% from 2012 to 2014.

iSoftStone Guangzhou qualified as “software enterprise” and enjoyed two-year income tax exemptions starting from 2012 to 2013, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2014 to 2016.

iSS-Chengdu, iSS-Shenzhen, iSS-Wuhan, WX-Yancheng, SZ-Suzhou, iSST, DL WFOE-Liaoyuan, iSST-Wuxi have qualified as “software enterprise”, and will enjoy two-year income tax exemption starting from their first profitable year, followed by a reduced income tax rate of 12.5% for the subsequent three years.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2012	2013

Current deferred tax assets:
Accrued payroll	$1,881	$2,337
Provision for doubtful accounts	246	355
Net operating loss carry forwards	—	—
Less: Valuation allowance	(212)	(312)

Current deferred tax assets, net	1,915	2,380

Non-current deferred tax assets:
Net operating loss carry forwards	2,537	4,697
Non-operating expenses	—	626
Less: Valuation allowance	(2,011)	(4,165)

Non-current deferred tax asset, net	526	1,158

Non-current deferred tax liabilities:
Intangible assets acquired	(937)	(9,624)

Net deferred tax liabilities, net	$(937)	$(9,624)

The Group had net operating losses of $14,537 and $26,262 from the Company’s subsidiaries and VIE as of December 31, 2012 and 2013, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2012 and 2013, the valuation allowance was $2,223 and $4,477, respectively, which were provided against deferred tax assets of certain subsidiaries. Where a valuation allowance was not recorded, the Group believes that it was more likely than not that the deferred tax assets will be realized as it expects to generate sufficient taxable income in the future.

The net operating loss carry forwards for the Company’s subsidiaries other than Hong Kong as of December 31, 2012 will expire on various dates through 2023. For Hong Kong, the net operating loss will be carried forward indefinitely.

Reconciliation between the statutory PRC enterprise income tax rate of 25% to the effective tax rate is as follows:

	For the year ended December 31,
	2011	2012	2013

(Loss) income before provision of income tax	$19,880	$27,089	$(2,488)
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	$4,970	$6,772	$(622)
Effect of income tax rate differences in jurisdictions other than the PRC	1,944	861	1,762
Effect of tax holidays and preferential tax rates	(10,603)	(2,619)	(4,988)
Permanent differences:
Research and development expenses super deduction	(112)	(362)	(758)
Shared-based compensation	2,333	2,780	3,208
Changes in fair value of convertible notes	(708)	—	—
Others	323	167	481
Changes in valuation allowances	2,172	(3,229)	2,173

Income tax expense	$319	$4,370	$1,256

If the tax holidays including tax exemption and preferential tax rates granted to iSoftStone WFOE, iSoftStone Tianjin, iSoftStone Wuxi, iSoftStone Guangzhou, Guodian, Shanghai Kangshi, iSS-Chengdu, iSS-Shenzhen, iSST and iSST-Wuxi were not available, provisions for income taxes and net income per share would have been as follows:

	For the year ended December 31,
	2011	2012	2013

Provision for income taxes expense	$10,726	$6,989	$6,854
Net (loss) income per share - basic	$0.01	$0.03	$(0.02)
Net (loss) income per share - diluted	$0.01	$0.03	$(0.02)

The Group did not identify significant unrecognized tax benefits for years ended December 31, 2011, 2012 and 2013. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within the next 12 months from December 31, 2013.

Since January 1, 2007, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s subsidiaries. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2013 of the Group’s PRC subsidiaries and VIE remain subject to tax audits, at the tax authority’s discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The new EIT law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the new EIT law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If the Company were to be non-resident for the PRC tax purpose, dividends paid to it by its PRC subsidiaries out of profits earned after January 1, 2008 would be subject to a PRC withholding tax at 10%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC subsidiary after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregated undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution was $98,037 as of December 31, 2013. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC.